EATON VANCE MUNICIPALS TRUST

For the Marathon & Classic High Income Fund Semi-Annual Report

[LOGO]

September 30, 1996


Investment Adviser of
High Income Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of
EV Classic & Marathon
High Income Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Investor Services Group
Attn: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

                           ------------------------
                            HIGH INCOME PORTFOLIO
                           PORTFOLIO OF INVESTMENTS
                              SEPTEMBER 30, 1996
                                 (UNAUDITED)
--------------------------------------------------------------------------------
                      CORPORATE BONDS AND NOTES - 93.5%
--------------------------------------------------------------------------------
FACE
AMOUNT       SECURITY                                                VALUE
--------------------------------------------------------------------------------
             AUTOMOTIVE/TRUCK - 2.7%
$ 4,150,000  JPS Automotive Prod. Corp.,
               Sr. Notes, 11.125%, 6/15/01                        $  4,274,500
  5,500,000  Key Plastics Corp., Sr. Notes, 14%, 11/15/99            5,692,500
    800,000  Speedy Muffler King Inc., Senior Notes, 10.875%,
               10/1/06                                                 824,000
  5,000,000  Terex Corp., Sr. Secured Notes, 13.75%, 5/15/02(1)      5,225,000
                                                                  ------------
                                                                  $ 16,016,000
                                                                  ------------
             BUILDING PRODUCTS - 3.1%
$ 4,250,000  Building Materials Corp., Sr. Sub. Notes,
               11.75% (0% until 2000), 7/1/04                     $  3,421,250
  8,450,000  Overhead Door Corp., Sr. Notes, 12.25%, 2/1/00          9,126,000
  1,750,000  Southdown Inc., Sr. Sub. Notes,
               10%, 3/1/06                                           1,767,500
  3,600,000  Tarkett International, Inc., Sr. Sub. Notes,
               9%, 3/1/02                                            3,690,000
                                                                  ------------
                                                                  $ 18,004,750
                                                                  ------------
             CABLE - 7.1%
$ 1,800,000  Amer Telecasting Corp., Sr. Disc. Notes, 14.5%
              (0% until 2000), 8/15/05                             $  1,170,000
  2,000,000  Cablevision Systems Corp., Sr. Sub. Notes, 10.75%,
               4/1/04                                                2,055,000
  2,800,000  Cablevision Systems Corp., Sr. Sub. Notes, 9.25%,
               11/1/05                                               2,709,000
  7,000,000  Diamond Cable Communications Co., Sr. Disc. Notes,
               11.75% (0% until 2000), 12/15/05                      4,515,000
  1,600,000  Diamond Cable Communications Co., Sr. Disc. Notes,
               13.25% (0% until 1999), 9/30/04                       1,216,000
  3,470,000  Groupe Videotron, Ltd., Senior Notes, 10.625%,
               2/15/05                                               3,773,625
  5,800,000  International CABLETEL, Inc., Sr. Disc Notes,
               11.5% (0% until 2001), 2/1/06                         3,480,000
  8,500,000  Marcus Cable Co., Sr. Disc. Notes, 14.25%
               (0% until 2000), 12/15/05                             5,780,000
  2,800,000  Marcus Cable Co., Senior Debs., 11.875%, 10/1/05        2,961,000
 12,153,200  United International Holdings Inc., Sr. Sec. Disc.
               Notes, 0%, 14%, 11/15/99                              8,507,240
  8,400,000  Videotron Holdings, PLC, Inc.,
               Sr. Disc. Notes, 11% (0% until 2005), 8/15/05         5,565,000
                                                                  ------------
                                                                  $ 41,731,865
                                                                  ------------
             CHEMICALS - 6.1%
$ 5,000,000  Agricultural Minerals & Chemicals, Inc., Sr. Notes,
               10.75%, 9/30/03                                    $  5,300,000
  5,750,000  GI Holdings Corp., Sr. Disc. Notes,
               10%, 2/15/06                                          5,750,000
  6,250,000  Pioneer Americas Acq., Senior Notes,
               13.375%, 4/1/05                                       6,890,625
  3,200,000  Sterling Chemicals Inc., Sr. Sub. Notes,
               11.75%, 8/15/06                                       3,344,000
  3,200,000  Sterling Chemical Holdings, Inc., Sr. Sub.
               Disc. Notes, 13.5% (0% until 2001), 8/15/08           1,896,000
  3,800,000  Terra Industries Inc., Senior Notes, 10.5%, 6/15/05     4,047,000
  4,400,000  Texas Petrochemical Corporation,
               Sr. Sub. Notes, 11.125%, 7/1/06(1)                    4,642,000
  3,700,000  UCC Investors Inc., Sr. Sub. Notes,
               11%, 5/1/03                                           3,875,750
                                                                  ------------
                                                                  $ 35,745,375
                                                                  ------------
             COMMUNICATIONS - 13.6%
$ 6,250,000  Allbritton Comm. Corp., Sr. Sub. Notes
               9.75%, 11/30/07                                    $  6,046,875
  4,000,000  Arch Communications Group, Inc.,
               Sr. Disc. Notes, 10.875%
               (0% until 2001), 3/15/08                              2,240,000
  6,800,000  Australis Media LTD., Sub. Disc. Notes, 14%
               (0% until 2000), 5/13/03                              3,944,000
  5,500,000  Brooks Fiber Corp., Sr. Disc. Notes,
               10.875% (0% until 2001), 3/1/06                       3,382,500
  3,280,000  CS Wireless Systems, Inc., 1st Mtg. Notes,
               11.375% (0% until 2001), 3/1/06(1)                    1,689,200
  7,200,000  Dial Call Communications Inc.,
               Sr. Red. Notes,
               12.25% (0% until 1999), 4/15/04                       4,968,000
  3,200,000  Echostar Satellite Broadcasting Corp.,
               Sr. Sub. Notes,
               13.125% (0% until 2000), 3/15/04                      2,184,000
  7,100,000  EZ Communications Corp, Sr. Sub. Notes,
               9.75%, 12/1/05                                        7,206,500
  5,000,000  Galaxy Telecom LP., Sr. Sub. Notes,
               12.375%, 10/1/05                                      5,350,000
  4,000,000  Heartland Wireless Corp., Senior Notes
               13%, 4/15/03                                          4,360,000
 11,200,000  Microcell Telecommunication, Inc.,
               Sr. Disc. Notes,
               14%, (0% until 2001), 6/1/06(1)                       6,272,000
  4,800,000  Millicom International Cellular, Inc.,
               Sr. Sub. Notes,
               13.5%, (0% until 2001), 6/1/06(1)                     2,742,000
  3,200,000  Mobilemedia Corp., Sr. Sub. Notes, 9.375%, 11/1/07      2,560,000
  6,600,000  Newsquest Cap L.P., Sr. Sub. Notes,
               11%, 5/1/06                                           6,814,500
  5,600,000  Nextlink Communications Corp.,
               Senior Notes, 12.5%, 4/15/06                          5,768,000
  4,000,000  Orbcomm Global L.P., Senior Notes,
               14%, 8/15/04(1)                                       4,120,000
  6,500,000  Pricellular Wireless Comm. Corp.,
               Sr. Sub. Disc. Notes,
               12.25% (0% until 1998), 10/1/03                       5,232,500
  4,800,000  Sullivan Broadcasting Corp., Sr. Sub. Notes,
               10.25%, 12/15/05                                      4,824,000
                                                                  ------------
                                                                  $ 79,704,075
                                                                  ------------
             ENERGY - 7.9%
$ 1,600,000  AES Corporation, Sr. Sub. Notes, 10.25%, 7/15/06     $  1,700,000
  5,500,000  Cal Energy Co., Senior Notes,
               9.5%, 9/15/06(1)                                      5,582,500
  3,200,000  Chesapeake Energy Corporation, Senior Notes,
               9.125%, 4/15/06                                       3,160,000
  2,900,000  Clark USA, Inc., Senior Notes, 10.875%, 12/1/05         2,950,750
  2,400,000  Coda Energy Inc., Sr. Sub. Notes, 10.5%, 4/1/06         2,472,000
  2,850,000  El Paso Electric Co., 1st Mtg. Notes, 9.4%, 5/1/11      2,935,500
  6,300,000  Mariner Energy Corporation, Sr. Sub. Notes,
               10.5%, 8/1/06                                         6,520,500
  4,100,000  Mesa Operating Company, Sr. Sub. Notes,
               10.625%, 7/1/06                                       4,305,000
  2,881,985  Midland Cogeneration Venture, Sr. Sec. Lease
               Oblig., 10.33%, 7/23/02                               3,026,085
  2,200,000  Midland Funding II, Sec. Lease Oblig.,
               11.75%, 7/23/05                                       2,370,346
  2,300,000  Plains Resources Inc., Sr. Sub. Notes,
               10.25%, 3/15/06                                       2,392,000
  5,700,000  Trans Texas Gas Corp., Sr. Sec. Notes,
               11.5%, 6/15/02                                        6,056,250
  2,420,000  Tuboscope Vetco Intl. Corp., Sr. Sub. Debs.,
               10.75%, 4/15/03                                       2,571,250
                                                                  ------------
                                                                  $ 46,042,181
                                                                  ------------
             FOOD/RESTAURANTS/HOTELS - 6.2%
$ 6,600,000  Flagstar Corp., Sub. Debs.,
               10.75%, 9/15/01                                    $  5,857,500
  4,400,000  Inflo Holdings Corp.,
               Promissory Notes,
               10% (0% until 1999) 1/27/07d                          3,080,000
  6,000,000  Keebler Corporation, Sr. Sub. Notes,
               10.75%, 7/1/06(1)                                     6,390,000
  4,437,000  PM Holdings Corp., Sr. Sub. Notes, 11.5%
               (0% until 2000), 9/1/05                               2,662,200
  5,775,000  Purina Mills, Inc., Sr. Sec. Sub. Notes,
               10.25%, 9/1/03                                        5,890,500
  7,000,000  Specialty Foods Corp., Senior Notes,
               10.25%, 8/15/01                                       6,440,000
  5,300,000  Van De Kamps, Inc., Sr. Sub. Notes, 12%, 9/15/05        5,763,750
                                                                  ------------
                                                                  $ 36,083,950
                                                                  ------------
             HEALTHCARE - 4.3%
$ 4,800,000  Dade International Inc., Sr. Sub. Notes,
               11.125%, 5/1/06                                    $  5,136,000
  5,200,000  Maxxim Medical, Inc., Sr. Sub. Notes,
               10.5%, 8/1/06(1)                                      5,395,000
  6,100,000  Ordna Corp., Sr. Sub. Notes,
               11.375%, 8/15/04                                      6,801,500
  3,200,000  Owens & Minor, Inc., Sr. Sub. Notes,
               10.875%, 6/1/06                                       3,344,000
  3,200,000  Paracelsus Healthcare Corp., Sr. Sub. Notes,
               10%, 8/15/06                                          3,312,000
  1,300,000  Unilab Corp., Senior Notes,
               11%, 04/1/06                                          1,027,000
                                                                  ------------
                                                                  $ 25,015,500
                                                                  ------------
             HIGH TECH - 2.5%
$ 2,704,000  Blue Bell Funding Inc., Sec. Ext. Notes,
               11.85%, 5/1/99                                     $  2,704,000
  5,500,000  GS Technologies Corp., Senior Notes,
               12.25%, 10/1/05                                       5,692,500
  3,000,000  Unisys Corp., Senior Notes,
               15%, 7/1/97 variable                                  3,172,500
  3,200,000  Unisys Corp., Senior Notes,
               12%, 4/15/03                                          3,312,000
                                                                  ------------
                                                                  $ 14,881,000
                                                                  ------------
             METALS - 2.7%
$ 3,500,000  Euramax International PLC, Sr. Sub. Notes,
               11.25%, 10/1/06(1)                                 $  3,587,500
  4,000,000  Gulf States Steel, Inc., First Mtg. Notes,
               13.5%, 4/15/03                                        3,560,000
  3,800,000  Kaiser Aluminum Corp., Sr. Sub. Notes,
               12.75%, 2/1/03                                        4,123,000
  1,500,000  Maxxam Group Inc., Sr. Sec. Notes, 11.25%, 8/1/03       1,537,500
  2,900,000  Oregon Steel Mills Corp., 1st Mtg. Notes,
               11%, 6/15/03                                          3,048,625
                                                                  ------------
                                                                  $ 15,856,625
                                                                  ------------
             MFG/MACHINERY - 9.8%
$ 2,400,000  Alvey Systems, Inc., Sr. Sub. Notes
               11.375%, 1/31/03                                   $  2,514,000
  6,000,000  Applied Extrusion Inc., Senior Notes, 11.5%, 4/1/02     6,225,000
  3,300,000  Day International Group, Inc., Sr. Sub. Notes,
               11.125%, 6/1/05                                       3,448,500
  2,250,000  Dictaphone Corp., Sr. Sub. Notes, 11.75%, 8/1/05        2,047,500
  3,225,000  Essex Group, Inc., Senior Notes,
               10%, 5/1/03                                           3,305,625
  2,850,000  Howmet Corp., Sr. Sub. Notes,
               10%, 12/1/03                                          3,056,625
  8,680,000  Imo Industries, Inc., Sr. Sub. Notes,
               11.75%, 5/1/06                                        9,114,000
  2,000,000  K & F Industries, Inc., Sr. Sub. Notes,
               10.375%, 9/1/04                                       2,070,000
  5,550,000  Monarch Acquisition Corp., Senior Notes,
               12.5%, 7/1/03                                         6,160,500
  5,500,000  Newflo Corp., Sub. Notes,
               13.25%, 11/15/02                                      6,077,500
  6,350,000  Plastic Specialties & Tech, Inc., Sr. Sec. Notes,
               11.25%, 12/01/03                                      6,445,250
  8,800,000  Shared Tech/Fairchild Corp.,
               Sr. Disc. Notes,
               12.25% (0% until 1999), 3/1/06                        6,864,000
                                                                  ------------
                                                                  $ 57,328,500
                                                                  ------------
             MISCELLANEOUS - 5.4%
$ 2,900,000  Alliance Entertainment Corp., Sr. Sub. Notes,
               11.25%, 7/15/05                                    $  2,755,000
  4,000,000  Alliant Tech Systems Inc., Sr. Sub. Notes,
               11.75%, 3/1/03                                        4,330,000
  5,600,000  First Nationwide Escrow, Inc., Sr. Sub. Notes,
               10.625%, 10/1/03(1)                                   5,859,000
  2,400,000  Imax Corp., Senior Notes, 7%, 3/1/01                    2,394,000
    800,000  Iron Mountain, Inc., Sr. Sub. Notes,
               10.125%, 10/1/06                                        800,000
  4,000,000  Lifestyle Furnishings Inc., Sr. Sub. Notes,
               10.875%, 8/1/06(1)                                    4,140,000
  6,900,000  Selmer Company, Inc., Sr. Sub. Notes, 11%, 5/15/05      7,245,000
  4,000,000  Young Broadcasting Corp., Sr. Sub. Notes,
               10.125%, 2/15/05                                      3,980,000
                                                                  ------------
                                                                  $ 31,503,000
                                                                  ------------
             PAPER/PACKAGING - 7.6%
$ 3,250,000  American Pad & Paper Co., Sr. Sub. Notes,
               13%, 11/15/05                                      $  3,729,375
  3,250,000  Container Corp., Sr. Notes (Ser. B), 10.75%, 5/1/02     3,412,500
  3,897,940  Fort Howard Corp., Sr. Sec. Notes, 11%, 1/2/02          4,053,856
  5,700,000  Gaylord Container Corp., Sr. Sub. Disc. Debs.,
               12.75% (0% until 1996), 5/15/05                       6,255,750
  3,665,000  Repap Wisconsin, Inc., 2nd Party
               Sr. Sec. Notes, 9.875%, 5/1/06                        3,591,700
  6,850,000  Riverwood International Corp.,
               Sr. Sub. Notes, 10.875%, 4/1/08                       6,747,250
  3,000,000  S.D. Warren Company Inc., Sr. Sub. Notes,
               12%, 12/15/04                                         3,232,500
    829,000  Silgan Corp., Sr. Notes, 13.25%
               (0% until 1996), 12/15/02                               841,435
  1,500,000  Silgan Corp., Sr. Sub. Notes,
               11.75%, 6/15/02                                       1,590,000
  4,500,000  Stone Container Corp., First Mtg. Notes,
               10.75%, 10/1/02                                       4,725,000
  3,200,000  Stone Container Corp., Sr. Notes, 12.625%, 7/15/98      3,360,000
  2,950,000  U.S. Can Company, Sr. Sub. Notes, 13.5%, 1/15/02        3,104,875
                                                                  ------------
                                                                  $ 44,644,241
                                                                  ------------
             RECREATION - 4.9%
$ 5,000,000  Aztar Corp., Sr. Sub. Notes,
               13.75%, 10/1/04                                    $  5,650,000
  4,800,000  Cinemark, USA, Inc., Sr. Sub. Notes,
               9.625%, 8/1/08(1)                                     4,800,000
  1,200,000  E & S Holdings Corporation, Sr. Sub. Notes,
               10.375%, 10/1/06(1)                                   1,200,000
  4,000,000  Eldorado Resorts, LLC, Sr. Sub. Notes,
               10.5%, 8/15/06(1)                                     4,140,000
  6,000,000  Harvey Casinos, LLC, Sr. Sub. Notes,
               10.625%, 6/1/06                                       6,262,500
  3,400,000  Trump Atlantic City Associates, Co., 1st Mtg.
               Notes, 11.25%, 5/1/06                                 3,349,000
  3,000,000  Trump Holdings & Funding, Inc.,
               Senior Notes, 15.50%, 6/15/05                         3,480,000
                                                                  ------------
                                                                  $ 28,881,500
                                                                  ------------
             RETAILING - 6.5%
$ 5,200,000  Apparel Retailers Inc., Sr. Disc. Debs., 12.75%,
               (0% until 1998) 8/15/05                            $  4,576,000
  4,200,000  Duane Reade, G.P., Sr. Notes,
               12%, 9/15/02                                          4,074,000
  5,200,000  Knoll, Inc., Sr. Sub. Notes,
               10.875%, 3/15/06                                      5,512,000
  3,850,000  Levitz Furniture Corp., Sr. Sub. Notes,
               9.625%, 7/15/03                                       2,849,000
    800,000  Levitz Furniture Corp., Sr. Sub. Notes,
               13.375%, 10/15/98                                       776,000
  2,000,000  Pathmark Stores Inc., Jr. Sub., Disc. Notes,
               11.625%, 6/15/02                                      2,045,000
  3,600,000  Pathmark Stores Inc.,
               Jr. Sub., Disc. Notes,
               10.75%, (0% until 1999) 11/1/03                       2,385,000
  5,500,000  Ralphs Grocery Co., Sr. Sub Notes, 13.75%, 6/15/05      5,830,000
  4,000,000  Smith's Food & Drug Corp., Sr. Sub. Notes,
               11.25%, 5/15/07                                       4,250,000
  5,530,000  Specialty Retailers, Inc., Sr. Sub. Notes,
               11%, 8/15/03                                          5,695,900
                                                                  ------------
                                                                  $ 37,992,900
                                                                  ------------
             TEXTILES - 3.1%
$ 5,200,000  Clark - Schwebel, Inc., Senior Notes,
               10.5%, 4/15/06                                     $  5,460,000
  2,500,000  Collins & Aikman Corp., Sr. Sub. Notes,
               11.5%, 4/15/06                                        2,631,250
  5,800,000  Dan River Inc., Sr. Sub. Notes, 10.125%, 12/15/03       5,742,000
  4,500,000  Westpoint Stevens, Inc., Sr. Sub. Debs.,
               9.375%, 12/15/05                                      4,511,250
                                                                  ------------
                                                                  $ 18,344,500
                                                                  ------------

             TOTAL CORPORATE BONDS AND NOTES
               (identified cost, $534,091,572)                    $547,775,962
                                                                  ------------

--------------------------------------------------------------------------------
                            PREFERRED STOCK - 0.8%
--------------------------------------------------------------------------------
$    29,696  Cablevision Systems Corp.,
               11.125% (PIK), 2/15/96                             $  2,887,936
     48,000  S.D. Warren Company W/Warrants, 14%, 12/15/06*          1,728,000
                                                                  ------------

             TOTAL PREFERRED STOCKS
              (identified cost, $4,137,205)                       $  4,615,936
                                                                  ------------
--------------------------------------------------------------------------------
                  COMMON STOCKS, WARRANTS AND RIGHTS - 0.6%
--------------------------------------------------------------------------------
SHARES/
WARRANTS
--------------------------------------------------------------------------------
             AUTO/TRUCK - 0.3%
    214,839  Bucyrus - Erie Company, Common*                      $  1,906,696
                                                                  ------------
             CHEMICALS - 0.0%
      9,908  UCC Invt. Hldgs., Cl A Common(1)*                    $    142,428
                                                                  ------------
             COMMUNICATIONS - 0.1%
      2,600  American Telecasting, Inc., Wts.                     $     70,200
      1,600  In Flight Phone Corp., Wts.
               Exp. 8/31/200                                                 0
      7,200  Nextel Communications, Inc., Wts.
               Exp. 4/25/99                                              1,800
      7,840  United International Hldg. Inc., Warrants*                156,800
                                                                  ------------
                                                                  $    228,800
                                                                  ------------
             FOOD - 0.0%
      1,380  Servam Corp., Common*                                $          0
     12,276  Servam Corp., $2.00 Wts.
               Exp. 4/1/01*                                                  0
      2,760  Servam Corp., $4.50 Wts.
               Exp. 4/1/01*                                                  0
     48,000  Specialty Foods Acquisition Corp., Common(1)*              36,000
                                                                  ------------
                                                                  $     36,000
                                                                  ------------
             INDUSTRIAL - 0.0%
     40,000  Thermadyne Holdings Corp., Common+*                  $        400
                                                                  ------------
             MANUFACTURING - 0.2%
     13,500  Southdown Inc., Wts.,
               Exp. 10/31/96+*                                    $    121,500
      5,371  Terex Corporation, Rights,
               Exp. 7/1/97+*                                               537
     32,000  Terex Corp., Wts. Exp. 12/31/00+*                         704,000
     95,000  Triangle Wire & Cable, Inc.+*                             190,000
                                                                  ------------
                                                                  $  1,016,037
                                                                  ------------
             METALS - 0.0%
      4,000  Gulf States Steel, Inc., Warrants*                   $        200
                                                                  ------------
             MISCELLANEOUS - 0.0%
      6,800  Australis Media, Ltd, Warrants+*                     $          0
                                                                  ------------
             PAPER/PACKAGING - 0.0%
     48,000  S.D. Warren Company, Warrants, Exp. 12/15/06*        $    192,000
                                                                  ------------
             TOTAL COMMON STOCKS, WARRANTS AND RIGHTS
               (identified cost, $6,379,495)                      $  3,522,561
                                                                  ------------
--------------------------------------------------------------------------------
                        SHORT-TERM OBLIGATIONS - 2.1%
--------------------------------------------------------------------------------
FACE
AMOUNT       SECURITY                                                VALUE
--------------------------------------------------------------------------------
             COMMERCIAL PAPER
 $4,756,000  Associates Corp. of North America, 5.8%, 10/1/96     $  4,756,000
  7,536,000  General Electric Capital Co.,
               5.32%, 10/1/96                                        7,536,000
                                                                  ------------
             TOTAL SHORT-TERM OBLIGATIONS, AT AMORTIZED COST      $ 12,292,000
                                                                  ------------
             TOTAL INVESTMENTS (identified cost, $556,900,272)    $568,206,459
             OTHER ASSETS, LESS LIABILITIES - 3.0%                  17,681,244
                                                                  ------------
             NET ASSETS - 100%                                    $585,887,703
                                                                  ============

  *Non-income producing security.
  +Restricted Security (Note 6).
(1)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1996, the value of these securities amounted to $65,962,628 or 11.3% of net assets.

   The accompanying notes are an integral part of the financial statements

                     ------------------------------------
                             FINANCIAL STATEMENTS
                     STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
                        September 30, 1996 (Unaudited)
                     (Expressed in United States Dollars)
------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A) (identified cost,
    $556,900,272)                                                $568,206,459
  Cash                                                                  1,248
  Receivable for investments sold                                   8,933,590
  Interest receivable                                              14,599,646
  Deferred organization expenses (Note 1D)                             12,026
  Other receivables                                                     2,124
                                                                 ------------
      Total assets                                               $591,755,093

LIABILITIES:
  Payable for investments purchased                  $5,826,750
  Payable to affiliate --
    Trustees' fees                                        5,213
  Accrued expenses                                       35,427
                                                     ----------
      Total liabilities                                             5,867,390
                                                                 ------------
NET ASSETS applicable to investors' interest in Portfolio        $585,887,703
                                                                 ============

SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and withdrawals        $574,581,516
  Unrealized appreciation of investments (computed
    on the basis of identified cost)                               11,306,187
                                                                 ------------
      Total                                                      $585,887,703
                                                                 ============
                       See notes to financial statements

                           STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
           For the Six Months Ended September 30, 1996 (Unaudited)
                     (Expressed in United States Dollars)
------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest income                                                 $29,743,139
  Expenses --
    Investment adviser fee (Note 2)                  $1,701,758
    Compensation of Trustees not members of the
      Investment Adviser's organization                  10,466
    Custodian fee (Note 1H)                             113,447
    Legal and accounting services                         7,950
    Amortization of organization expenses (Note 1D)       2,266
    Miscellaneous                                         6,858
                                                     ----------
      Total expenses                                                1,842,745
                                                                  -----------
        Net investment income                                     $27,900,394

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investment transactions
    (identified cost basis)                                       $(2,107,744)
  Change in unrealized appreciation of investments                 13,929,806
                                                                  -----------
      Net realized and unrealized gain on investments             $11,822,062
                                                                  -----------
        Net increase in net assets from operations                $39,722,456
                                                                  ===========




                       See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
                     (Expressed in United States Dollars)
------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED
                                                  SEPTEMBER 30,   YEAR ENDED
                                                      1996         MARCH 31,
                                                   (UNAUDITED)       1996
                                                  -------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                         $ 27,900,394   $ 50,896,652
    Net realized loss on investment transactions    (2,107,744)    (5,151,523)
    Change in unrealized appreciation of
      investments                                   13,929,806     17,257,761
                                                  ------------   ------------
      Net increase in net assets from operations  $ 39,722,456   $ 63,002,890
                                                  ------------   ------------
  Capital transactions --
    Contributions                                 $109,532,226   $172,948,713
    Withdrawals                                    (74,714,118)  (167,156,279)
                                                  ------------   ------------
      Increase in net assets resulting from
        capital transactions                      $ 34,818,108   $  5,792,434
                                                  ------------   ------------
        Total increase in net assets              $ 74,540,564   $ 68,795,324

NET ASSETS:
  At beginning of period                           511,347,139    442,551,815
                                                  ------------   ------------
  At end of period                                $585,887,703   $511,347,139
                                                  ============   ============

------------------------------------------------------------------------------
                              SUPPLEMENTARY DATA
------------------------------------------------------------------------------

                               SIX MONTHS ENDED       YEAR ENDED MARCH 31,
                              SEPTEMBER 30, 1996      --------------------
                                 (UNAUDITED)          1996           1995*
                              ------------------    --------       --------
RATIOS (As a percentage of
average daily net assets):
  Expenses                         0.68%+             0.71%          0.70%+
  Net investment income           10.21%+            10.41%         10.63%+

PORTFOLIO TURNOVER                   39%                88%            53%

+Computed on an annualized basis.
*For the period from the start of business, June 1, 1994, to March 31, 1995.


                       See notes to financial statements

                         -----------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                      (Expressed in United States Dollars)

--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
High Income Portfolio (the Portfolio) is registered under the Investment
Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May
1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. INVESTMENT VALUATIONS -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there are no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C. INCOME TAXES -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. OTHER  -- Investment transactions are accounted for on a trade date basis.

H. EXPENSE REDUCTION -- Investors Bank and Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. Any significant credit balance used to reduce the Portfolio's custodian fee is reflected as a reduction of operating expenses in the statement of operations.

I. INTERIM FINANCIAL INFORMATION -- The interim financial statements relating to September 30, 1996 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
------------------------------------------------------------------------------
(2) INVESTMENT ADVISER FEE AND OTHER
    TRANSACTIONS WITH AFFILIATES
The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1996, the fee was equivalent to 0.62% (annualized) of the Portfolio's average daily net assets and amounted to $1,701,758. Except as to Trustees of the Portfolio who are not members of
EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the six months ended September 30, 1996, no significant amounts have been deferred.
------------------------------------------------------------------------------
(3) INVESTMENTS
The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $253,797,449 and $204,123,816, respectively, for the six months ended September 30, 1996.
------------------------------------------------------------------------------
(4) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank, a portion of which is discretionary. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended September 30, 1996.
------------------------------------------------------------------------------
(5) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation/depreciation in value of the investments owned at September 30, 1996, as computed on a federal income tax basis, were as follows:
      Aggregate cost                                             $556,900,272
                                                                 ============
      Gross unrealized appreciation                              $ 20,996,019
      Gross unrealized depreciation                                 9,689,832
                                                                 ------------
        Net unrealized appreciation                              $ 11,306,187
                                                                 ============
-------------------------------------------------------------------------------
(6) RESTRICTED SECURITIES
At September 30, 1996, the Portfolio owned the following securities (constituting 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to certain of these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.
------------------------------------------------------------------------------

CORPORATE NOTE
--------------

DESCRIPTION                              DATES OF ACQUISITION      SHARES          COST        FAIR VALUE
-----------                              --------------------      ------          ----        ----------
Inflo Holdings Corp., Promissory Notes,
  10.75%, 7/1/06                                9/13/96           4,400,000     $2,884,000     $3,080,000

COMMON STOCKS, WARRANTS AND RIGHTS
----------------------------------
Australis Media, Wts.                           5/26/95               6,800              0              0
Servam Corp., $2.00 Wts.,
  Exp. 4/1/01                                  12/15/87              12,276              0              0
Servam Corp., $4.50 Wts.,
  Exp. 4/1/2001                                12/15/87               2,760              0              0
Southdown Inc., Wts., Exp. 10/31/96            10/28/91              13,500         40,500        121,500
Terex Corp., Rights, Exp. 7/1/97               11/07/94               5,371              0            537
Terex Corp., Wts., Exp. 12/31/00               12/15/93              32,000          6,400        704,000
Thermadyne Holdings Corp., Common               4/03/89              40,000         28,800            400
Triangle Wire & Cable Inc., Common              3/17/94              95,000      2,250,000        190,000
                                                                                ----------     ----------
                                                                                $5,209,700     $4,096,437
                                                                                ==========     ==========

INVESTMENT MANAGEMENT FOR PORTFOLIOS

OFFICERS                                 INDEPENDENT TRUSTEES

M. DOZIER GARDNER                        DONALD R. DWIGHT
President, Trustee                       President, Dwight Partners, Inc.
                                         Chairman, Newspapers of
JAMES B. HAWKES                          New England, Inc.
Vice President, Trustee
                                         SAMUEL L. HAYES, III
H. DAY BRIGHAM, JR.                      Jacob H. Schiff Professor of
Vice President                           Investment Banking,
                                         Harvard University
WILLIAM H. AHERN, JR.                    Graduate School of
Vice President                           Business Administration

MICHAEL B. TERRY                         NORTON H. REAMER
Vice President                           President and Director, United Asset
                                         Management Corporation
JAMES L. O'CONNOR
Treasurer                                JOHN L. THORNDIKE
                                         Director, Fiduciary Company
THOMAS OTIS                              Incorporated
Secretary
                                         JACK L. TREYNOR
                                         Investment Adviser and Consultant


HIGH INCOME
PORTFOLIO
24 Federal Street
Boston, MA 02110

OFFICERS                                 INDEPENDENT TRUSTEES

M. DOZIER GARDNER                        DONALD R. DWIGHT
President, Trustee                       President, Dwight Partners, Inc.
                                         Chairman, Newspapers of
JAMES B. HAWKES                          New England, Inc.
Vice President, Trustee
                                         SAMUEL L. HAYES, III
HOOKER TALCOTT, JR.                      Jacob H. Schiff Professor of
Vice President and                       Investment Banking, Harvard
Portfolio Manager                        University Graduate School of
                                         Business Administration
WILLIAM CHISHOLM
Vice President                           NORTON H. REAMER
                                         President and Director, United Asset
RAYMOND O'NEILL                          Management Corporation
Vice President
                                         JOHN L. THORNDIKE
MICHEL NORMANDEAU                        Director, Fiduciary Company
Vice President                           Incorporated

MICHAEL W. WEILHEIMER                    JACK L. TREYNOR
Vice President                           Investment Adviser and Consultant

JAMES L. O'CONNOR
Treasurer

THOMAS OTIS
Secretary